NYSA SERIES TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

August 8, 2007

The undersigned, on behalf of Nysa Series Trust (“Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated as of July 30, 2007 that would have been filed under Rule 497 (c),  would not have differed from that contained in the Registrant’s most recent post-effective amendment on Form N-1A.   The text of Registrant’s most recent post-effective amendment to the registration statement on Form N-1A was filed electronically on July 30, 2007.

Nysa Series Trust

/S/Michael Samoraj

_____________________________

By:

Michael Samoraj

Its:

Chief Compliance Officer